Significant Accounting Policies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Mar. 02, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Cash in trust account			$ 349,927,313	$ 484
Federal depository insurance coverage		$ 250,000	$ 250,000	$ 250,000
Ordinary shares for outstanding warrants (in Shares)			14,891,667	14,891,667
Warrants purchase (in Shares)		14,891,667	14,891,667
Offering costs			$ 19,175,922
Underwriting fee	$ 6,405,000	$ 6,405,000	6,405,000
Deferred underwriting fee		12,075,000	12,075,000
Other offering costs		695,922	695,922
Total transaction cost		575,278	575,278
Underwriting fee		9,056,250	9,056,250
Partial reversal of transaction costs		271,687	271,687
Additional paid-in capital		8,784,563	8,784,563
Underwriting fee payable		$ 3,018,750	$ 3,018,750	$ 12,075,000
Term of restricted investments			180 days
Warrant [Member]
Significant Accounting Policies (Details) [Line Items]
Ordinary shares warrants issued (in Shares)		14,891,667	14,891,667
Initial Public Offering [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)			8,625,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Derivative warrant liabilities (in Shares)			6,266,667
Class A Ordinary Shares
Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption (in Shares)		11,243,496	34,500,000	34,500,000
U.S. Treasury Securities [Member]
Significant Accounting Policies (Details) [Line Items]
Cash in trust account				$ 345,105,197
Money Market Funds [Member]
Significant Accounting Policies (Details) [Line Items]
Cash in trust account			$ 349,927,313